Stock-Based Compensation - Narrative (Detail) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) installment $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments made to settle compensation classified as liability awards	$ 0.8	$ 0.8	$ 0.4
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of RSUs and PSUs	$ 1.1
Weighted-average period of unrecognized compensation expense related to the unvested portion of RSUs and PSUs (in years)	2 years
Share-based compensation	$ 0.7	$ 0.4	$ 0.4
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance cycle	3 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit | $ / shares	$ 49.19	$ 49.93
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan | shares	89,000,000
2017 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments for award vesting | installment	3
2017 Plan | Broad-based employee special award of RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments for award vesting | installment	2